Valuation Allowances and Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Allowance for Doubtful Accounts Receivable, beginning of period	$ 1,290	$ 870	$ 969
Valuation Allowances and Reserves, Charged to Cost and Expense	865	1,246	760
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	1,199	826	859
Allowance for Doubtful Accounts Receivable, end of period	$ 956	$ 1,290	$ 870